LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF LEASE LIABILITIES

As of December 31, 2024 and 2023, the operating lease liability consist of the following:

	December 31,
	2024	2023
Operating lease liability – current portion	$89,770	$113,220
Operating lease liability – non-current portion	-	89,251
Total	$89,770	$202,471

SCHEDULE OF OTHER LEASE INFORMATION

Other lease information is as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	9.5 months	21.5 months
Weighted-average discount rate – operating leases	5.88%	5.88%

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES

The following is a schedule of future minimum payments under operating leases as of December 31:

	December 31,
	2024	2023
Less than 1 year	$91,938	$116,796
More than 1 year	-	96,484
Total undiscounted lease payments	$91,938	$213,280
Less: discount	$(2,168)	$(10,809)
Present value of finance lease liabilities	$89,770	$202,471

SCHEDULE OF MATURITIES OF FINANCE LEASE LIABILITIES

As of December 31, 2024 and 2023, the maturities of finance lease liabilities were as follows:

	December 31,
Representing:	2024	2023
Less than 1 year	$13,022	$12,946
More than 1 year	26,044	38,839
Total undiscounted lease payments	$39,066	$51,785
Less: discount	$(3,452)	$(6,058)
Present value of finance lease liabilities	$35,614	$45,727

	December 31,
Representing:	2024	2023
Current liability	$11,125	$10,319
Non-current liability	24,489	35,408
Total	$35,614	$45,727